Note 18 - Related Parties (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Professional investment advisory services with Kunlun Group Limited [member]
Statement Line Items [Line Items]
Management fee, maximum percentage of net gain from investment activity	8.00%
Services received, related party transactions	$ 0	$ 500
nHorizon [member] | Bottom of range [member]
Statement Line Items [Line Items]
Percent of advertising revenue under agreement	15.00%
nHorizon [member] | Top of range [member]
Statement Line Items [Line Items]
Percent of advertising revenue under agreement	30.00%
Related parties [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, trade receivables	$ 40	$ 83